SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses	$ 1,693,205	$ 198,501	$ 1,828,970	$ 521,239	$ 770,826	$ 538,684
Salaries and Related Expenses [Member]
Research and development expenses					438,217	176,520
Share Based Compensation [Member]
Research and development expenses					3,024	19,235
Professional Fees [Member]
Research and development expenses					120,360	238,784
Depreciation [Member]
Research and development expenses					22,034	38,166
Travel Expenses [Member]
Research and development expenses					229	3,836
Vehicle Maintenance [Member]
Research and development expenses					30,887	15,253
Rent and Asset Management [Member]
Research and development expenses					35,556	4,925
Laboratory and Field Tests [Member]
Research and development expenses					89,717	20,025
Other Expenses [Member]
Research and development expenses					$ 30,802	$ 21,940